(fidelity_logo)(registered trademark)

Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2000

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	13.69%	98.11%	117.19%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	8.29%	88.70%	106.87%
JP EMBI Global	14.41%	90.24%	117.15%
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	13.69%	14.65%	12.05%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	8.29%	13.54%	11.25%
JP EMBI Global	14.41%	13.73%	12.05%
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 2000, the value of the investment would have grown to $20,687 - a 106.87% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $21,715 - a 117.15% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

Total Return Components

	Years ended December 31,				September 3, 1996 (commencement of sale of Class A shares) to December 31,
	2000	1999	1998	1997	1996
Dividend returns	12.35%	11.93%	8.10%	8.37%	2.32%
Capital returns	1.34%	24.42%	-30.04%	8.15%	15.39%
Total returns	13.69%	36.35%	-21.94%	16.52%	17.71%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	45.88¢A	80.76¢	116.02¢
Annualized dividend rate	53.97%A	15.72%	11.50%
30-day annualized yield	10.98%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.01 over the past one month, $10.19 over the past six months, and $10.09 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	13.64%	97.48%	116.49%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	9.67%	90.57%	108.92%
JP EMBI Global	14.41%	90.24%	117.15%
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	13.64%	14.58%	12.00%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	9.67%	13.77%	11.42%
JP EMBI Global	14.41%	13.73%	12.05%
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 2000, the value of your investment would have grown to $20,892- a 108.92% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $21,715 - a 117.15% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	12.30%	11.88%	7.99%	8.32%	9.46%
Capital returns	1.34%	24.46%	-30.06%	8.15%	30.95%
Total returns	13.64%	36.34%	-22.07%	16.47%	40.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	45.88¢A	80.61¢	115.44¢
Annualized dividend rate	54.02%A	15.71%	11.45%
30-day annualized yield	11.12%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.00 over the past one month, $10.18 over the past six months and $10.08 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	12.83%	91.13%	107.31%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	7.83%	89.13%	107.31%
JP EMBI Global	14.41%	90.24%	117.15%
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	12.83%	13.83%	11.29%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	7.83%	13.59%	11.29%
JP EMBI Global	14.41%	13.73%	12.05%
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have been $20,731 - a 107.31% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $21,715 - a 117.15% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	11.49%	10.97%	7.45%	7.57%	8.54%
Capital returns	1.34%	24.61%	-30.11%	8.13%	31.07%
Total returns	12.83%	35.58%	-22.66%	15.70%	39.61%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	45.39¢A	77.12¢	108.76¢
Annualized dividend rate	53.12%A	14.94%	10.74%
30-day annualized yield	10.90%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.06 over the past one month, $10.24 over the past six months, and $10.13 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	12.84%	91.08%	107.25%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	11.84%	91.08%	107.25%
JP EMBI Global	14.41%	90.24%	117.15%
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	12.84%	13.83%	11.28%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	11.84%	13.83%	11.28%
JP EMBI Global	14.41%	13.73%	12.05%
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have been $20,725 - a 107.25% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $21,715 - a 117.15% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Total Return Components

	Years ended December 31,			November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2000	1999	1998	1997
Dividend returns	11.39%	10.79%	7.41%	2.48%
Capital returns	1.45%	24.52%	-29.88%	1.68%
Total returns	12.84%	35.31%	-22.47%	4.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	45.20¢A	76.47¢	107.62¢
Annualized dividend rate	53.01% A	14.84%	10.63%
30-day annualized yield	10.66%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.04 over the past one month, $10.22 over the past six months, and $10.12 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For the second year in a row, emerging-markets bonds were one of the best-performing asset classes available. While most major equity indexes worldwide had negative returns for the 12-month period ending December 31, 2000, the J.P. Morgan Emerging Markets Bond Index Global - a diversified benchmark of emerging-markets debt - returned 14.41%. Many of the positive trends that began in 1999 continued throughout most of 2000, including a strong dollar, solid global economic growth, higher oil prices and persistently low inflation. Most of these factors were positive for emerging-markets credit quality. In fact, during the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one. However, 2000 was by no means picture-perfect for emerging-markets debt. Of the 27 countries represented in the EMBI Global, only seven outperformed the benchmark's 12-month return. On a country-specific basis, Russia's continued economic reform helped make it the index's top performing country for the year. Ecuador was the second-best performer. After defaulting on its debt late in 1999, the nation adopted the U.S. dollar as its currency and emerged from default. Ivory Coast, Peru and the Philippines were among the largest detractors during the past year.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the 12 months ending December 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 13.69%, 13.64%, 12.83% and 12.84%, respectively. The emerging markets debt funds average as tracked by Lipper Inc. returned 10.09% during the period, while the J.P. Morgan Emerging Markets Bond Index Global returned 14.41%.

Q. What drove emerging-markets returns in 2000?

A. Politics played an important role. Following the resignation of Boris Yeltsin on New Year's Eve 1999, Russia elected its second president since the fall of communism. Ecuador's military coup caused the resignation of President Mahuad. In Mexico's July elections, power was successfully transitioned from the 70-year-old ruling party. In the Philippines, an impeachment trial was underway against President Estrada. The external environment continued to impact countries disparately. Although high oil prices helped many countries finance budget deficits and build international reserves, recent price declines forced investors to question the sustainability of many countries' fiscal accounts. Additionally, investors were concerned about the impact of slower U.S. growth on emerging economies. Finally, the International Monetary Fund (IMF) intervened in two key markets, Argentina and Turkey.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Last year you highlighted Ecuador as a negative story. Can you give us an update?

A. After President Mahuad resigned in January, his successor enacted a series of reforms, including adopting the U.S. dollar as its country's currency. Ecuador also reached a restructuring agreement with private creditors in August, emerged from default and received aid from the IMF. As the restructuring and reforms were shaping up, the fund moved to an overweighted position relative to the benchmark, which contributed significantly to both absolute and relative performance. Although Ecuador still needs tax reform, the construction of a second oil pipeline to double oil export capacity and a banking sector clean-up, it ranked second only to Russia in terms of performance in 2000.

Q. You mentioned Russia. What happened there?

A. Many of the factors that made Russia a big story in 1999 continued into 2000. First, its debt prices continued to recover as the country posted current account surpluses and a massive stockpiling of international reserves. Also, the election of Vladimir Putin resulted in a consolidation of power around the presidency and a solidification of the country's economic reform agenda. Finally, like Ecuador, Russia completed a restructuring of external debt.

Q. Can you give some more detail on the IMF interventions?

A. In Argentina, the failure to generate growth caused investors to question the country's ability to service its debt. This led to speculation about whether the currency board arrangement - in place since 1991 - would hold. The resultant widening in spreads made it expensive for the country to borrow money. In order to provide Argentina with some breathing room, the IMF and other financial institutions stepped in with a $39 billion package to provide liquidity and a window for it to stay out of the capital markets until the economy shows signs of recovery. Hence, concrete signs of sustainable growth will be of critical importance in 2001. In Turkey's case, a reform program designed to end the country's history of rampant inflation led to speculation regarding the health of the banking system, which in turn led to massive outflows of international reserves. The IMF stepped in with funds to shore up confidence both in the banking system and in the sustainability of the reform program.

Q. John, what's your outlook?

A. I remain constructive. I see many of the reforms that countries undertook in the past decade as helping to set them on much sounder financial footing. Furthermore, some of the most significant turnaround stories - Russia, Argentina, Ecuador - seem well-positioned to continue along their positive trajectories. The increased likelihood of interest-rate cuts in the U.S. is another positive for emerging markets. The benefits of lower U.S. rates and implied lower cost of funding in general could exceed the negative impact of slower U.S. growth. Significant risks remain however, most notably the possibility of a hard landing of the U.S. economy. As a result, we'll continue to focus on overweighting countries that exhibit strong growth prospects, sound monetary and fiscal policy, manageable borrowing requirements and healthy flows of foreign direct investment.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2000, more than $83 million

Manager: John Carlson, since 1995; also lead manager, Fidelity Advisor Strategic Income Fund since 1995; joined Fidelity in 1995

3

John Carlson discusses price appreciation and income in emerging-markets debt:

"In the semiannual report to shareholders dated June 30, 2000, I commented on some of the changes that have occurred in emerging-markets debt during the five years I have managed the fund. I would like to continue that discussion with an observation about another development for emerging-markets debt.

"Fixed-income markets - Treasuries, municipal bonds and high-grade corporate bonds - over long periods of time often derive the bulk of their total return from the income component. By contrast, in emerging-markets debt, the capital appreciation component of total return, in absolute terms, has historically dominated the income component in both up and down markets. In 2000, this changed as seen in the J.P. Morgan EMBI Global. Income contributed 10.6%, the lion's share of total return, versus 3.8% from capital appreciation, for a total of 14.4%. This largely reflects the broadening of the market we discussed six months ago. While the return from capital appreciation among countries continues to be dispersed around the return of the index, diversification has increased the significance of the income component of total return.

"Although it is not assured that this will persist, nor does it indicate that total returns for the asset class will be less volatile in the future, I view this as another important step in the evolution of emerging-markets debt."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2000
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.2	23.3
Russia	14.8	13.4
Argentina	12.8	11.6
Mexico	9.9	12.1
Venezuela	4.6	4.7

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Rep.	13.8	18.5
Russian Federation	12.9	7.0
Argentinian Republic	12.8	11.6
United Mexican States	6.3	10.5
Venezuelan Republic	4.6	4.7
	50.4
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Corporate Bonds 10.8%	Corporate Bonds 11.9%
Government Obligations 71.1%	Government Obligations 64.4%
Supranational Obligations 0.5%	Supranational Obligations 0.0%
Other Investments 1.9%	Other Investments 8.2%
Short-Term Investments and Net Other Assets 15.7%	Short-Term Investments and Net Other Assets 15.5%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazil - 5.4%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 1,960,000	$ 1,989,400
12.554% 6/16/08 (h)	B1		1,240,000	1,159,400
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		1,380,000	1,338,600
TOTAL BRAZIL				4,487,400
Colombia - 0.8%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		550,000	423,500
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		380,000	281,200
TOTAL COLOMBIA				704,700
Mauritius - 1.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (g)	B3		885,000	531,000
0% 7/5/01 (Reg. S)	B3		445,000	267,000
TOTAL MAURITIUS				798,000
Mexico - 3.6%
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		1,445,000	1,448,613
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		720,000	709,200
9.5% 9/15/27	Baa3		870,000	865,650
TOTAL MEXICO				3,023,463
TOTAL NONCONVERTIBLE BONDS (Cost $9,190,456)				9,013,563
Government Obligations (i) - 71.1%

Argentina - 12.8%
Argentinian Republic:
BOCON 2.7744% 4/1/07 (h)	B1	ARS	4,438,118	3,121,955
Brady floating rate bond 7.625% 3/31/05 (h)	B1		226,800	206,388
9.75% 9/19/27	B1		715,000	575,575
10.25% 7/21/30	B1		1,430,000	1,179,750
11.75% 2/12/07	B1	ARS	1,280,000	1,096,154
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
11.75% 6/15/15	B1		$ 4,398,000	$ 3,969,195
12% 2/1/20	B1		572,000	527,670
TOTAL ARGENTINA				10,676,687
Brazil - 13.8%
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		4,552,522	3,522,514
debt conversion bond 7.6875% 4/15/12 (h)	B1		2,958,000	2,185,223
discount euro 7.625% 4/15/24 (h)	B1		1,100,000	841,500
6% 4/15/24	B1		1,245,000	866,831
11% 8/17/40	B1		5,120,000	4,167,678
TOTAL BRAZIL				11,583,746
Bulgaria - 1.8%
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (h)	B2		2,054,000	1,514,825
Colombia - 2.5%
Colombian Republic:
7.625% 2/15/07	Ba2		330,000	259,050
8.625% 4/1/08	Ba2		885,000	712,425
8.7% 2/15/16	Ba2		295,000	194,700
9.75% 4/23/09	Ba2		220,000	185,075
11.75% 2/25/20	Ba2		889,000	760,095
TOTAL COLOMBIA				2,111,345
Ecuador - 3.6%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		1,451,000	544,125
12% 11/15/12 (g)	Caa2		3,764,000	2,465,420
TOTAL ECUADOR				3,009,545
Hungary - 0.2%
Hungarian Government 9.25% 9/24/03	A1	HUF	60,160,000	211,588
Ivory Coast - 0.1%
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	4,230,000	75,932
Jamaica - 0.2%
Jamaican Government 12.75% 9/1/07 (g)	Ba3		175,000	173,688
Macedonia - 0.2%
Macedonian Republic 7.8125% 7/12/12 (h)	-		276,203	189,199
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Mexico - 6.2%
United Mexican States:
value recovery rights 6/30/03:
discount A (j)	-		$ 2,000	$ 0
discount C (j)	-		2,000	0
9.875% 2/1/10	Baa3		1,430,000	1,537,250
10.375% 2/17/09	Baa3		785,000	857,613
11.375% 9/15/16	Baa3		2,374,000	2,765,710
TOTAL MEXICO				5,160,573
Nigeria - 2.1%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,500,000	907,500
Promissory notes 5.092% 1/5/10	-		1,691,351	868,185
warrants 11/15/20 (a)(j)	-		1,500	0
TOTAL NIGERIA				1,775,685
Pakistan - 0.2%
Pakistani Republic 10% 12/13/05 (g)	Caa1		255,000	163,200
Peru - 1.3%
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		805,000	470,925
past due interest 4.5% 3/7/17 (h)	Ba3		916,000	588,530
TOTAL PERU				1,059,455
Philippines - 2.3%
Philippine Government:
9.875% 3/16/10	Ba1		715,000	641,713
9.875% 1/15/19	Ba1		945,000	757,181
10.625% 3/16/25	Ba1		630,000	518,175
TOTAL PHILIPPINES				1,917,069
Poland - 0.5%
Polish Government 6% 3/22/10	Baa1	EUR	435,000	418,640
Russia - 14.8%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		1,020,000	918,000
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		6,335,000	2,375,625
2.5% 3/31/30 (Reg. S) (f)	B3		2,405,000	901,875
8.25% 3/31/10 (g)	B3		920,557	574,197
9.25% 11/27/01	B3		715,000	698,019
10% 6/26/07	B3		2,299,000	1,686,891
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)	B3		$ 1,142,000	$ 802,255
11.75% 6/10/03 (Reg. S)	B3		866,000	809,710
12.75% 6/24/28 (Reg. S)	B3		3,534,000	2,942,055
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		1,125,000	638,438
TOTAL RUSSIA				12,347,065
Turkey - 2.5%
Turkish Republic:
global 12.375% 6/15/09	B1		1,600,000	1,492,000
11.875% 1/15/30	B1		700,000	617,750
TOTAL TURKEY				2,109,750
Ukraine - 1.3%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		1,595,000	1,124,475
Venezuela - 4.6%
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		1,333,320	1,069,989
FLIRB B 7.625%, 3/31/07 (h)	B2		619,040	502,196
par W-A euro 6.75% 3/31/20	B2		550,000	407,000
par W-B euro 6.75% 3/31/20	B2		585,000	432,900
Oil recovery rights 4/15/20 (j)	-		5,705	0
9.25% 9/15/27	B2		2,177,000	1,406,886
TOTAL VENEZUELA				3,818,971
Vietnam - 0.1%
Vietnamese Socialist Republic 3.75% 3/14/16 (h)	B1		145,000	82,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $56,653,084)				59,524,088
Supranational Obligations - 0.5%

European Bank for Reconstruction & Developement 19% 12/5/01 (Cost $394,561)	Aaa	PLN	1,770,000	431,739
Common Stocks - 0.0%
Shares
Mexico - 0.0%
Cemex SA de CV ADR (a) (Cost $2,394)	1,368	1,368
Sovereign Loan Participations - 1.8%
Moody's Ratings (unaudited) (b)		Principal Amount (d)	Value (Note 1)
Algeria - 1.8%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (h)	-	$ 632,308	$ 527,977
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (h)	-	281,538	235,085
Series 1- Societe Generale 7.6875% 9/4/06 (h)	-	221,538	184,985
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (h)	-	460,750	357,081
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (h)	-	259,350	200,996
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,453,371)			1,506,124
Cash Equivalents - 11.2%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $9,376,000)	$ 9,382,316	9,376,000
Purchased Options - 0.1%
Expiration Date/Strike Price		Underlying Face Amount
Argentina - 0.0%
Deutsche Bank Call Option on $3,500,000 notional amount of Argentinian Republic Brady par L-GP 6%, 3/31/23	January 2001/69.50	$ 2,423,750	14,000
Mexico - 0.1%
Deutsche Bank Call Option on $6,000,000 notional amount of United Mexican States Brady par A 6.25%, 12/31/19	January 2001/90.375	5,445,000	51,000
TOTAL PURCHASED OPTIONS (Cost $78,700)			65,000
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $77,148,566)	79,917,882
NET OTHER ASSETS - 4.5%	3,765,325
NET ASSETS - 100%	$ 83,683,207
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
ARS	-	Argentine peso
EUR	-	European Monetary Unit
FRF	-	French franc
HUF	-	Hungarian forint
PLN	-	Polish zloty
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,027,368 or 14.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.8%	AAA, AA, A	0.8%
Baa	9.9%	BBB	0.5%
Ba	7.5%	BB	25.0%
B	58.3%	B	46.3%
Caa	7.3%	CCC	1.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 4.4%. FMR has determined that unrated debt securities that are lower quality account for 4.4% of the total value of investment in securities.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $77,739,987. Net unrealized appreciation aggregated $2,177,895, of which $3,724,187 related to appreciated investment securities and $1,546,292 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $16,438,000 of which $12,498,000 and $3,940,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $9,376,000) (cost $77,148,566) - See accompanying schedule		$ 79,917,882
Receivable for investments sold		2,702,790
Receivable for fund shares sold		273,652
Interest receivable		1,830,416
Total assets		84,724,740
Liabilities
Payable to custodian bank	$ 196,733
Payable for fund shares redeemed	171,646
Distributions payable	536,583
Accrued management fee	46,573
Distribution fees payable	27,168
Other payables and accrued expenses	62,830
Total liabilities		1,041,533
Net Assets		$ 83,683,207
Net Assets consist of:
Paid in capital		$ 97,859,811
Undistributed net investment income		91,204
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,041,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,774,186
Net Assets		$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,010,370 ÷ 612,844 shares)	$9.81
Maximum offering price per share (100/95.25 of $9.81)	$10.30
Class T: Net Asset Value and redemption price per share ($49,125,427 ÷ 5,014,038 shares)	$9.80
Maximum offering price per share (100/96.50 of $9.80)	$10.16
Class B: Net Asset Value and offering price per share ($18,637,253 ÷ 1,891,981 shares) A	$9.85
Class C: Net Asset Value and offering price per share ($3,156,602 ÷ 320,923 shares) A	$9.84
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,753,555 ÷ 692,869 shares)	$9.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 27,699
Interest		8,685,588
		8,713,287
Less foreign taxes withheld		(3,435)
Total income		8,709,852
Expenses
Management fee	$ 567,446
Transfer agent fees	214,612
Distribution fees	340,872
Accounting fees and expenses	60,802
Non-interested trustees' compensation	282
Custodian fees and expenses	45,947
Registration fees	74,190
Audit	48,961
Legal	2,584
Miscellaneous	4,036
Total expenses before reductions	1,359,732
Expense reductions	(10,842)	1,348,890
Net investment income		7,360,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,054,808
Foreign currency transactions	(3,876)	10,050,932
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,386,947)
Assets and liabilities in foreign currencies	9,518	(6,377,429)
Net gain (loss)		3,673,503
Net increase (decrease) in net assets resulting from operations		$ 11,034,465

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,360,962	$ 7,066,489
Net realized gain (loss)	10,050,932	2,942,521
Change in net unrealized appreciation (depreciation)	(6,377,429)	13,270,548
Net increase (decrease) in net assets resulting from operations	11,034,465	23,279,558
Distributions to shareholders From net investment income	(7,693,886)	(6,921,285)
In excess of net investment income	(1,730,403)	-
Total distributions	(9,424,289)	(6,921,285)
Share transactions - net increase (decrease)	(3,015,131)	(6,842,513)
Total increase (decrease) in net assets	(1,404,955)	9,515,760
Net Assets
Beginning of period	85,088,162	75,572,402
End of period (including undistributed net investment income of $91,204 and $332,924, respectively)	$ 83,683,207	$ 85,088,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.680	$ 7.780	$ 11.120	$ 11.720	$ 10.520
Income from Investment Operations
Net investment income D	.899	.821	.943	.953	.274
Net realized and unrealized gain (loss)	.391	1.884	(3.275)	.891	1.574
Total from investment operations	1.290	2.705	(2.332)	1.844	1.848
Less Distributions
From net investment income	(.947)	(.805)	(.834)	(.984)	(.238)
In excess of net investment income	(.213)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.174)	-	-
Total distributions	(1.160)	(.805)	(1.008)	(2.444)	(.648)
Net asset value, end of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Total Return B, C	13.69%	36.35%	(21.94)%	16.52%	17.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,010	$ 2,140	$ 2,829	$ 2,313	$ 478
Ratio of expenses to average net assets	1.40% F	1.40% F	1.40% F	1.40% F	1.40% A, F
Ratio of expenses to average net assets after expense reductions	1.39% G	1.40%	1.39% G	1.38% G	1.40% A
Ratio of net investment income to average net assets	8.98%	9.57%	10.05%	7.74%	7.31% A
Portfolio turnover rate	293%	275%	514%	660%	410%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.670	$ 7.770	$ 11.110	$ 11.710	$ 9.280
Income from Investment Operations
Net investment income C	.899	.815	.975	.877	.758
Net realized and unrealized gain (loss)	.385	1.886	(3.319)	.961	2.832
Total from investment operations	1.284	2.701	(2.344)	1.838	3.590
Less Distributions
From net investment income	(.942)	(.801)	(.824)	(.978)	(.750)
In excess of net investment income	(.212)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.172)	-	-
Total distributions	(1.154)	(.801)	(.996)	(2.438)	(1.160)
Net asset value, end of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Total Return A, B	13.64%	36.34%	(22.07)%	16.47%	40.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 49,125	$ 55,715	$ 53,643	$ 93,228	$ 78,861
Ratio of expenses to average net assets	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after expense reductions	1.45% D	1.42%	1.48% D	1.45% D	1.48% D
Ratio of net investment income to average net assets	8.92%	9.54%	9.96%	7.08%	7.23%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.720	$ 7.800	$ 11.160	$ 11.750	$ 9.300
Income from Investment Operations
Net investment income C	.835	.761	.907	.806	.686
Net realized and unrealized gain (loss)	.383	1.904	(3.334)	.956	2.853
Total from investment operations	1.218	2.665	(2.427)	1.762	3.539
Less Distributions
From net investment income	(.888)	(.745)	(.772)	(.892)	(.679)
In excess of net investment income	(.200)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.161)	-	-
Total distributions	(1.088)	(.745)	(.933)	(2.352)	(1.089)
Net asset value, end of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Total Return A, B	12.83%	35.58%	(22.66)%	15.70%	39.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,637	$ 19,054	$ 16,703	$ 23,576	$ 17,746
Ratio of expenses to average net assets	2.14%	2.10%	2.15% D	2.15%	2.15% D
Ratio of expenses to average net assets after expense reductions	2.12% E	2.10%	2.13% E	2.13% E	2.15%
Ratio of net investment income to average net assets	8.25%	8.86%	9.36%	6.48%	6.56%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income D	.821	.750	.792	.154
Net realized and unrealized gain (loss)	.395	1.893	(3.191)	.322
Total from investment operations	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	(.198)	-	-	-
From net realized gain	-	-	-	(1.270)
Return of capital	-	-	(.159)	-
Total distributions	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C	12.84%	35.31%	(22.47)%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,157	$ 2,402	$ 964	$ 66
Ratio of expenses to average net assets	2.25% F	2.23%	2.25% F	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.23%	2.23% G	2.25% A
Ratio of net investment income to average net assets	8.13%	8.73%	9.30%	9.04% A
Portfolio turnover rate	293%	275%	514%	660%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.620	$ 7.740	$ 11.060	$ 11.650	$ 9.280
Income from Investment Operations
Net investment income B	.928	.837	.931	.860	.786
Net realized and unrealized gain (loss)	.392	1.868	(3.229)	1.008	2.779
Total from investment operations	1.320	2.705	(2.298)	1.868	3.565
Less Distributions
From net investment income	(.972)	(.825)	(.846)	(.998)	(.785)
In excess of net investment income	(.218)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.176)	-	-
Total distributions	(1.190)	(.825)	(1.022)	(2.458)	(1.195)
Net asset value, end of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Total ReturnA	14.11%	36.59%	(21.75)%	16.84%	40.21%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,754	$ 5,778	$ 1,434	$ 1,320	$ 2,639
Ratio of expenses to average net assets	1.12%	1.14%	1.25% C	1.25%C	1.25%C
Ratio of expenses to average net assets after expense reductions	1.11%D	1.13%D	1.24%D	1.23%D	1.25%
Ratio of net investment income to average net assets	9.27%	9.83%	10.02%	6.85%	7.46%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,506,124 or 1.8% of net assets.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $219,860,514 and $227,094,662, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,452	$ 1
Class T	128,107	7,247
Class B	178,435	128,909
Class C	28,878	11,791
	$ 340,872	$ 147,948

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 19,237	$ 4,763
Class T	30,974	9,269
Class B	55,239	55,239*
Class C	1,514	1,514*
	$ 106,964	$ 70,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,407.31
Class T	128,467.25
Class B	55,638.28
Class C	8,684.30
Institutional Class	10,416.16
	$ 214,612

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.40%	$ 232
Class C	2.25%	24
		$ 256

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $248 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $10,338 under the custodian arrangement.

Annual Report

Notes to Financial Statements - continued

6. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2000	1999
From net investment income
Class A	$ 418,569	$ 198,550
Class T	4,698,640	4,792,465
Class B	1,689,098	1,508,455
Class C	259,008	159,916
Institutional Class	628,571	261,899
Total	$ 7,693,886	$ 6,921,285
In excess of net investment income
Class A	$ 94,139	$ -
Class T	1,056,753	-
Class B	379,888	-
Class C	58,253	-
Institutional Class	141,370	-
Total	$ 1,730,403	$ -
Total distributions	$ 9,424,289	$ 6,921,285

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	455,770	85,049	$ 4,612,295	$ 725,615
Reinvestment of distributions	45,878	19,735	456,018	172,036
Shares redeemed	(109,731)	(247,480)	(1,116,473)	(1,984,096)
Net increase (decrease)	391,917	(142,696)	$ 3,951,840	$ (1,086,445)
Class T Shares sold	2,270,633	2,796,838	$ 23,042,773	$ 23,706,190
Reinvestment of distributions	492,682	476,741	4,907,280	4,150,699
Shares redeemed	(3,509,131)	(4,418,691)	(35,823,854)	(37,034,387)
Net increase (decrease)	(745,816)	(1,145,112)	$ (7,873,801)	$ (9,177,498)
Class B Shares sold	545,795	565,451	$ 5,512,186	$ 4,858,849
Reinvestment of distributions	162,479	134,352	1,626,682	1,179,380
Shares redeemed	(776,735)	(879,623)	(7,908,041)	(7,521,597)
Net increase (decrease)	(68,461)	(179,820)	$ (769,173)	$ (1,483,368)
Class C Shares sold	159,721	255,248	$ 1,608,745	$ 2,187,018
Reinvestment of distributions	23,871	12,291	238,459	108,919
Shares redeemed	(110,191)	(143,693)	(1,097,592)	(1,240,277)
Net increase (decrease)	73,401	123,846	$ 749,612	$ 1,055,660
Institutional Class Shares sold	239,238	749,979	$ 2,401,641	$ 6,571,465
Reinvestment of distributions	74,587	24,724	739,637	223,316
Shares redeemed	(221,661)	(359,249)	(2,214,887)	(2,945,643)
Net increase (decrease)	92,164	415,454	$ 926,391	$ 3,849,138

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 13, 2001

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States for each class are 100%.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
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EMI-ANN-0201 125379
1.540210.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo)(registered trademark)

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	14.11%	99.81%	119.31%
JP EMBI Global	14.41%	90.24%	117.15%
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 27 emerging market countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	14.11%	14.85%	12.21%
JP EMBI Global	14.41%	13.73%	12.05%
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $21,931 - a 119.31% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the same JP EMBI Global would have grown to $21,715 a 117.15% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	12.76%	12.30%	8.27%	8.54%	9.89%
Capital returns	1.35%	24.29%	-30.02%	8.30%	30.32%
Total returns	14.11%	36.59%	-21.75%	16.84%	40.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	46.19¢A	82.41¢	118.97¢
Annualized dividend rate	54.66%A	16.14%	11.86%
30-day annualized yield	12.00%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.95 over the past one month, $10.13 over the past six months, and $10.03 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For the second year in a row, emerging-markets bonds were one of the best-performing asset classes available. While most major equity indexes worldwide had negative returns for the 12-month period ending December 31, 2000, the J.P. Morgan Emerging Markets Bond Index Global - a diversified benchmark of emerging-markets debt - returned 14.41%. Many of the positive trends that began in 1999 continued throughout most of 2000, including a strong dollar, solid global economic growth, higher oil prices and persistently low inflation. Most of these factors were positive for emerging-markets credit quality. In fact, during the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one. However, 2000 was by no means picture-perfect for emerging-markets debt. Of the 27 countries represented in the EMBI Global, only seven outperformed the benchmark's 12-month return. On a country-specific basis, Russia's continued economic reform helped make it the index's top performing country for the year. Ecuador was the second-best performer. After defaulting on its debt late in 1999, the nation adopted the U.S. dollar as its currency and emerged from default. Ivory Coast, Peru and the Philippines were among the largest detractors during the past year.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the 12 months ending December 31, 2000, the fund's Institutional Class shares returned 14.11%. The emerging markets debt funds average as tracked by Lipper Inc., returned 10.09% during the period. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41%.

Q. What drove emerging-markets returns in 2000?

A. Politics played an important role. Following the resignation of Boris Yeltsin on New Year's Eve 1999, Russia elected its second president since the fall of communism. Ecuador's military coup caused the resignation of President Mahuad. In Mexico's July elections, power was successfully transitioned from the 70-year-old ruling party. In the Philippines, an impeachment trial was underway against President Estrada. The external environment continued to impact countries disparately. Although high oil prices helped many countries finance budget deficits and build international reserves, recent price declines forced investors to question the sustainability of many countries' fiscal accounts. Additionally, investors were concerned about the impact of slower U.S. growth on emerging economies. Finally, the International Monetary Fund (IMF) intervened in two key markets, Argentina and Turkey.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Last year you highlighted Ecuador as a negative story. Can you give us an update?

A. After President Mahuad resigned in January, his successor enacted a series of reforms, including adopting the U.S. dollar as its country's currency. Ecuador also reached a restructuring agreement with private creditors in August, emerged from default and received aid from the IMF. As the restructuring and reforms were shaping up, the fund moved to an overweighted position relative to the benchmark, which contributed significantly to both absolute and relative performance. Although Ecuador still needs tax reform, the construction of a second oil pipeline to double oil export capacity and a banking sector clean-up, it ranked second only to Russia in terms of performance in 2000.

Q. You mentioned Russia. What happened there?

A. Many of the factors that made Russia a big story in 1999 continued into 2000. First, its debt prices continued to recover as the country posted current account surpluses and a massive stockpiling of international reserves. Also, the election of Vladimir Putin resulted in a consolidation of power around the presidency and a solidification of the country's economic reform agenda. Finally, like Ecuador, Russia completed a restructuring of external debt.

Q. Can you give some more detail on the IMF interventions?

A. In Argentina, the failure to generate growth caused investors to question the country's ability to service its debt. This led to speculation about whether the currency board arrangement - in place since 1991 - would hold. The resultant widening in spreads made it expensive for the country to borrow money. In order to provide Argentina with some breathing room, the IMF and other financial institutions stepped in with a $39 billion package to provide liquidity and a window for it to stay out of the capital markets until the economy shows signs of recovery. Hence, concrete signs of sustainable growth will be of critical importance in 2001. In Turkey's case, a reform program designed to end the country's history of rampant inflation led to speculation regarding the health of the banking system, which in turn led to massive outflows of international reserves. The IMF stepped in with funds to shore up confidence both in the banking system and in the sustainability of the reform program.

Q. John, what's your outlook?

A. I remain constructive. I see many of the reforms that countries undertook in the past decade as helping to set them on much sounder financial footing. Furthermore, some of the most significant turnaround stories - Russia, Argentina, Ecuador - seem well-positioned to continue along their positive trajectories. The increased likelihood of interest-rate cuts in the U.S. is another positive for emerging markets. The benefits of lower U.S. rates and implied lower cost of funding in general could exceed the negative impact of slower U.S. growth. Significant risks remain however, most notably the possibility of a hard landing of the U.S. economy. As a result, we'll continue to focus on overweighting countries that exhibit strong growth prospects, sound monetary and fiscal policy, manageable borrowing requirements and healthy flows of foreign direct investment.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2000, more than $83 million

Manager: John Carlson, since 1995; also lead manager, Fidelity Advisor Strategic Income Fund since 1995; joined Fidelity in 1995

3

John Carlson discusses price appreciation and income in emerging-markets debt:

"In the semiannual report to shareholders dated June 30, 2000, I commented on some of the changes that have occurred in emerging-markets debt during the five years I have managed the fund. I would like to continue that discussion with an observation about another development for emerging-markets debt.

"Fixed-income markets - Treasuries, municipal bonds and high-grade corporate bonds - over long periods of time often derive the bulk of their total return from the income component. By contrast, in emerging-markets debt, the capital appreciation component of total return, in absolute terms, has historically dominated the income component in both up and down markets. In 2000, this changed as seen in the J.P. Morgan EMBI Global. Income contributed 10.6%, the lion's share of total return, versus 3.8% from capital appreciation, for a total of 14.4%. This largely reflects the broadening of the market we discussed six months ago. While the return from capital appreciation among countries continues to be dispersed around the return of the index, diversification has increased the significance of the income component of total return.

"Although it is not assured that this will persist, nor does it indicate that total returns for the asset class will be less volatile in the future, I view this as another important step in the evolution of emerging-markets debt."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2000
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.2	23.3
Russia	14.8	13.4
Argentina	12.8	11.6
Mexico	9.9	12.1
Venezuela	4.6	4.7

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Rep.	13.8	18.5
Russian Federation	12.9	7.0
Argentinian Republic	12.8	11.6
United Mexican States	6.3	10.5
Venezuelan Republic	4.6	4.7
	50.4
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Corporate Bonds 10.8%	Corporate Bonds 11.9%
Government Obligations 71.1%	Government Obligations 64.4%
Supranational Obligations 0.5%	Supranational Obligations 0.0%
Other Investments 1.9%	Other Investments 8.2%
Short-Term Investments and Net Other Assets 15.7%	Short-Term Investments and Net Other Assets 15.5%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazil - 5.4%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 1,960,000	$ 1,989,400
12.554% 6/16/08 (h)	B1		1,240,000	1,159,400
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		1,380,000	1,338,600
TOTAL BRAZIL				4,487,400
Colombia - 0.8%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		550,000	423,500
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		380,000	281,200
TOTAL COLOMBIA				704,700
Mauritius - 1.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (g)	B3		885,000	531,000
0% 7/5/01 (Reg. S)	B3		445,000	267,000
TOTAL MAURITIUS				798,000
Mexico - 3.6%
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		1,445,000	1,448,613
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		720,000	709,200
9.5% 9/15/27	Baa3		870,000	865,650
TOTAL MEXICO				3,023,463
TOTAL NONCONVERTIBLE BONDS (Cost $9,190,456)				9,013,563
Government Obligations (i) - 71.1%

Argentina - 12.8%
Argentinian Republic:
BOCON 2.7744% 4/1/07 (h)	B1	ARS	4,438,118	3,121,955
Brady floating rate bond 7.625% 3/31/05 (h)	B1		226,800	206,388
9.75% 9/19/27	B1		715,000	575,575
10.25% 7/21/30	B1		1,430,000	1,179,750
11.75% 2/12/07	B1	ARS	1,280,000	1,096,154
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
11.75% 6/15/15	B1		$ 4,398,000	$ 3,969,195
12% 2/1/20	B1		572,000	527,670
TOTAL ARGENTINA				10,676,687
Brazil - 13.8%
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		4,552,522	3,522,514
debt conversion bond 7.6875% 4/15/12 (h)	B1		2,958,000	2,185,223
discount euro 7.625% 4/15/24 (h)	B1		1,100,000	841,500
6% 4/15/24	B1		1,245,000	866,831
11% 8/17/40	B1		5,120,000	4,167,678
TOTAL BRAZIL				11,583,746
Bulgaria - 1.8%
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (h)	B2		2,054,000	1,514,825
Colombia - 2.5%
Colombian Republic:
7.625% 2/15/07	Ba2		330,000	259,050
8.625% 4/1/08	Ba2		885,000	712,425
8.7% 2/15/16	Ba2		295,000	194,700
9.75% 4/23/09	Ba2		220,000	185,075
11.75% 2/25/20	Ba2		889,000	760,095
TOTAL COLOMBIA				2,111,345
Ecuador - 3.6%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		1,451,000	544,125
12% 11/15/12 (g)	Caa2		3,764,000	2,465,420
TOTAL ECUADOR				3,009,545
Hungary - 0.2%
Hungarian Government 9.25% 9/24/03	A1	HUF	60,160,000	211,588
Ivory Coast - 0.1%
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	4,230,000	75,932
Jamaica - 0.2%
Jamaican Government 12.75% 9/1/07 (g)	Ba3		175,000	173,688
Macedonia - 0.2%
Macedonian Republic 7.8125% 7/12/12 (h)	-		276,203	189,199
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Mexico - 6.2%
United Mexican States:
value recovery rights 6/30/03:
discount A (j)	-		$ 2,000	$ 0
discount C (j)	-		2,000	0
9.875% 2/1/10	Baa3		1,430,000	1,537,250
10.375% 2/17/09	Baa3		785,000	857,613
11.375% 9/15/16	Baa3		2,374,000	2,765,710
TOTAL MEXICO				5,160,573
Nigeria - 2.1%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,500,000	907,500
Promissory notes 5.092% 1/5/10	-		1,691,351	868,185
warrants 11/15/20 (a)(j)	-		1,500	0
TOTAL NIGERIA				1,775,685
Pakistan - 0.2%
Pakistani Republic 10% 12/13/05 (g)	Caa1		255,000	163,200
Peru - 1.3%
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		805,000	470,925
past due interest 4.5% 3/7/17 (h)	Ba3		916,000	588,530
TOTAL PERU				1,059,455
Philippines - 2.3%
Philippine Government:
9.875% 3/16/10	Ba1		715,000	641,713
9.875% 1/15/19	Ba1		945,000	757,181
10.625% 3/16/25	Ba1		630,000	518,175
TOTAL PHILIPPINES				1,917,069
Poland - 0.5%
Polish Government 6% 3/22/10	Baa1	EUR	435,000	418,640
Russia - 14.8%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		1,020,000	918,000
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		6,335,000	2,375,625
2.5% 3/31/30 (Reg. S) (f)	B3		2,405,000	901,875
8.25% 3/31/10 (g)	B3		920,557	574,197
9.25% 11/27/01	B3		715,000	698,019
10% 6/26/07	B3		2,299,000	1,686,891
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)	B3		$ 1,142,000	$ 802,255
11.75% 6/10/03 (Reg. S)	B3		866,000	809,710
12.75% 6/24/28 (Reg. S)	B3		3,534,000	2,942,055
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		1,125,000	638,438
TOTAL RUSSIA				12,347,065
Turkey - 2.5%
Turkish Republic:
global 12.375% 6/15/09	B1		1,600,000	1,492,000
11.875% 1/15/30	B1		700,000	617,750
TOTAL TURKEY				2,109,750
Ukraine - 1.3%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		1,595,000	1,124,475
Venezuela - 4.6%
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		1,333,320	1,069,989
FLIRB B 7.625%, 3/31/07 (h)	B2		619,040	502,196
par W-A euro 6.75% 3/31/20	B2		550,000	407,000
par W-B euro 6.75% 3/31/20	B2		585,000	432,900
Oil recovery rights 4/15/20 (j)	-		5,705	0
9.25% 9/15/27	B2		2,177,000	1,406,886
TOTAL VENEZUELA				3,818,971
Vietnam - 0.1%
Vietnamese Socialist Republic 3.75% 3/14/16 (h)	B1		145,000	82,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $56,653,084)				59,524,088
Supranational Obligations - 0.5%

European Bank for Reconstruction & Developement 19% 12/5/01 (Cost $394,561)	Aaa	PLN	1,770,000	431,739
Common Stocks - 0.0%
Shares
Mexico - 0.0%
Cemex SA de CV ADR (a) (Cost $2,394)	1,368	1,368
Sovereign Loan Participations - 1.8%
Moody's Ratings (unaudited) (b)		Principal Amount (d)	Value (Note 1)
Algeria - 1.8%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (h)	-	$ 632,308	$ 527,977
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (h)	-	281,538	235,085
Series 1- Societe Generale 7.6875% 9/4/06 (h)	-	221,538	184,985
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (h)	-	460,750	357,081
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (h)	-	259,350	200,996
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,453,371)			1,506,124
Cash Equivalents - 11.2%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $9,376,000)	$ 9,382,316	9,376,000
Purchased Options - 0.1%
Expiration Date/Strike Price		Underlying Face Amount
Argentina - 0.0%
Deutsche Bank Call Option on $3,500,000 notional amount of Argentinian Republic Brady par L-GP 6%, 3/31/23	January 2001/69.50	$ 2,423,750	14,000
Mexico - 0.1%
Deutsche Bank Call Option on $6,000,000 notional amount of United Mexican States Brady par A 6.25%, 12/31/19	January 2001/90.375	5,445,000	51,000
TOTAL PURCHASED OPTIONS (Cost $78,700)			65,000
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $77,148,566)	79,917,882
NET OTHER ASSETS - 4.5%	3,765,325
NET ASSETS - 100%	$ 83,683,207
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
ARS	-	Argentine peso
EUR	-	European Monetary Unit
FRF	-	French franc
HUF	-	Hungarian forint
PLN	-	Polish zloty
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,027,368 or 14.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.8%	AAA, AA, A	0.8%
Baa	9.9%	BBB	0.5%
Ba	7.5%	BB	25.0%
B	58.3%	B	46.3%
Caa	7.3%	CCC	1.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 4.4%. FMR has determined that unrated debt securities that are lower quality account for 4.4% of the total value of investment in securities.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $77,739,987. Net unrealized appreciation aggregated $2,177,895, of which $3,724,187 related to appreciated investment securities and $1,546,292 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $16,438,000 of which $12,498,000 and $3,940,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $9,376,000) (cost $77,148,566) - See accompanying schedule		$ 79,917,882
Receivable for investments sold		2,702,790
Receivable for fund shares sold		273,652
Interest receivable		1,830,416
Total assets		84,724,740
Liabilities
Payable to custodian bank	$ 196,733
Payable for fund shares redeemed	171,646
Distributions payable	536,583
Accrued management fee	46,573
Distribution fees payable	27,168
Other payables and accrued expenses	62,830
Total liabilities		1,041,533
Net Assets		$ 83,683,207
Net Assets consist of:
Paid in capital		$ 97,859,811
Undistributed net investment income		91,204
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,041,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,774,186
Net Assets		$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,010,370 ÷ 612,844 shares)	$9.81
Maximum offering price per share (100/95.25 of $9.81)	$10.30
Class T: Net Asset Value and redemption price per share ($49,125,427 ÷ 5,014,038 shares)	$9.80
Maximum offering price per share (100/96.50 of $9.80)	$10.16
Class B: Net Asset Value and offering price per share ($18,637,253 ÷ 1,891,981 shares) A	$9.85
Class C: Net Asset Value and offering price per share ($3,156,602 ÷ 320,923 shares) A	$9.84
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,753,555 ÷ 692,869 shares)	$9.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 27,699
Interest		8,685,588
		8,713,287
Less foreign taxes withheld		(3,435)
Total income		8,709,852
Expenses
Management fee	$ 567,446
Transfer agent fees	214,612
Distribution fees	340,872
Accounting fees and expenses	60,802
Non-interested trustees' compensation	282
Custodian fees and expenses	45,947
Registration fees	74,190
Audit	48,961
Legal	2,584
Miscellaneous	4,036
Total expenses before reductions	1,359,732
Expense reductions	(10,842)	1,348,890
Net investment income		7,360,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,054,808
Foreign currency transactions	(3,876)	10,050,932
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,386,947)
Assets and liabilities in foreign currencies	9,518	(6,377,429)
Net gain (loss)		3,673,503
Net increase (decrease) in net assets resulting from operations		$ 11,034,465

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,360,962	$ 7,066,489
Net realized gain (loss)	10,050,932	2,942,521
Change in net unrealized appreciation (depreciation)	(6,377,429)	13,270,548
Net increase (decrease) in net assets resulting from operations	11,034,465	23,279,558
Distributions to shareholders From net investment income	(7,693,886)	(6,921,285)
In excess of net investment income	(1,730,403)	-
Total distributions	(9,424,289)	(6,921,285)
Share transactions - net increase (decrease)	(3,015,131)	(6,842,513)
Total increase (decrease) in net assets	(1,404,955)	9,515,760
Net Assets
Beginning of period	85,088,162	75,572,402
End of period (including undistributed net investment income of $91,204 and $332,924, respectively)	$ 83,683,207	$ 85,088,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.680	$ 7.780	$ 11.120	$ 11.720	$ 10.520
Income from Investment Operations
Net investment income D	.899	.821	.943	.953	.274
Net realized and unrealized gain (loss)	.391	1.884	(3.275)	.891	1.574
Total from investment operations	1.290	2.705	(2.332)	1.844	1.848
Less Distributions
From net investment income	(.947)	(.805)	(.834)	(.984)	(.238)
In excess of net investment income	(.213)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.174)	-	-
Total distributions	(1.160)	(.805)	(1.008)	(2.444)	(.648)
Net asset value, end of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Total Return B, C	13.69%	36.35%	(21.94)%	16.52%	17.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,010	$ 2,140	$ 2,829	$ 2,313	$ 478
Ratio of expenses to average net assets	1.40% F	1.40% F	1.40% F	1.40% F	1.40% A, F
Ratio of expenses to average net assets after expense reductions	1.39% G	1.40%	1.39% G	1.38% G	1.40% A
Ratio of net investment income to average net assets	8.98%	9.57%	10.05%	7.74%	7.31% A
Portfolio turnover rate	293%	275%	514%	660%	410%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.670	$ 7.770	$ 11.110	$ 11.710	$ 9.280
Income from Investment Operations
Net investment income C	.899	.815	.975	.877	.758
Net realized and unrealized gain (loss)	.385	1.886	(3.319)	.961	2.832
Total from investment operations	1.284	2.701	(2.344)	1.838	3.590
Less Distributions
From net investment income	(.942)	(.801)	(.824)	(.978)	(.750)
In excess of net investment income	(.212)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.172)	-	-
Total distributions	(1.154)	(.801)	(.996)	(2.438)	(1.160)
Net asset value, end of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Total Return A, B	13.64%	36.34%	(22.07)%	16.47%	40.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 49,125	$ 55,715	$ 53,643	$ 93,228	$ 78,861
Ratio of expenses to average net assets	1.46%	1.42%	1.50%	1.47%	1.49%
Ratio of expenses to average net assets after expense reductions	1.45% D	1.42%	1.48% D	1.45% D	1.48% D
Ratio of net investment income to average net assets	8.92%	9.54%	9.96%	7.08%	7.23%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.720	$ 7.800	$ 11.160	$ 11.750	$ 9.300
Income from Investment Operations
Net investment income C	.835	.761	.907	.806	.686
Net realized and unrealized gain (loss)	.383	1.904	(3.334)	.956	2.853
Total from investment operations	1.218	2.665	(2.427)	1.762	3.539
Less Distributions
From net investment income	(.888)	(.745)	(.772)	(.892)	(.679)
In excess of net investment income	(.200)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.161)	-	-
Total distributions	(1.088)	(.745)	(.933)	(2.352)	(1.089)
Net asset value, end of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Total Return A, B	12.83%	35.58%	(22.66)%	15.70%	39.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,637	$ 19,054	$ 16,703	$ 23,576	$ 17,746
Ratio of expenses to average net assets	2.14%	2.10%	2.15% D	2.15%	2.15% D
Ratio of expenses to average net assets after expense reductions	2.12% E	2.10%	2.13% E	2.13% E	2.15%
Ratio of net investment income to average net assets	8.25%	8.86%	9.36%	6.48%	6.56%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income D	.821	.750	.792	.154
Net realized and unrealized gain (loss)	.395	1.893	(3.191)	.322
Total from investment operations	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	(.198)	-	-	-
From net realized gain	-	-	-	(1.270)
Return of capital	-	-	(.159)	-
Total distributions	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C	12.84%	35.31%	(22.47)%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,157	$ 2,402	$ 964	$ 66
Ratio of expenses to average net assets	2.25% F	2.23%	2.25% F	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.23%	2.23% G	2.25% A
Ratio of net investment income to average net assets	8.13%	8.73%	9.30%	9.04% A
Portfolio turnover rate	293%	275%	514%	660%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.620	$ 7.740	$ 11.060	$ 11.650	$ 9.280
Income from Investment Operations
Net investment income B	.928	.837	.931	.860	.786
Net realized and unrealized gain (loss)	.392	1.868	(3.229)	1.008	2.779
Total from investment operations	1.320	2.705	(2.298)	1.868	3.565
Less Distributions
From net investment income	(.972)	(.825)	(.846)	(.998)	(.785)
In excess of net investment income	(.218)	-	-	-	-
From net realized gain	-	-	-	(1.460)	(.410)
Return of capital	-	-	(.176)	-	-
Total distributions	(1.190)	(.825)	(1.022)	(2.458)	(1.195)
Net asset value, end of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Total ReturnA	14.11%	36.59%	(21.75)%	16.84%	40.21%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,754	$ 5,778	$ 1,434	$ 1,320	$ 2,639
Ratio of expenses to average net assets	1.12%	1.14%	1.25% C	1.25%C	1.25%C
Ratio of expenses to average net assets after expense reductions	1.11%D	1.13%D	1.24%D	1.23%D	1.25%
Ratio of net investment income to average net assets	9.27%	9.83%	10.02%	6.85%	7.46%
Portfolio turnover rate	293%	275%	514%	660%	410%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,506,124 or 1.8% of net assets.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $219,860,514 and $227,094,662, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,452	$ 1
Class T	128,107	7,247
Class B	178,435	128,909
Class C	28,878	11,791
	$ 340,872	$ 147,948

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 19,237	$ 4,763
Class T	30,974	9,269
Class B	55,239	55,239*
Class C	1,514	1,514*
	$ 106,964	$ 70,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,407.31
Class T	128,467.25
Class B	55,638.28
Class C	8,684.30
Institutional Class	10,416.16
	$ 214,612

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.40%	$ 232
Class C	2.25%	24
		$ 256

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $248 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $10,338 under the custodian arrangement.

Annual Report

Notes to Financial Statements - continued

6. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2000	1999
From net investment income
Class A	$ 418,569	$ 198,550
Class T	4,698,640	4,792,465
Class B	1,689,098	1,508,455
Class C	259,008	159,916
Institutional Class	628,571	261,899
Total	$ 7,693,886	$ 6,921,285
In excess of net investment income
Class A	$ 94,139	$ -
Class T	1,056,753	-
Class B	379,888	-
Class C	58,253	-
Institutional Class	141,370	-
Total	$ 1,730,403	$ -
Total distributions	$ 9,424,289	$ 6,921,285

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	455,770	85,049	$ 4,612,295	$ 725,615
Reinvestment of distributions	45,878	19,735	456,018	172,036
Shares redeemed	(109,731)	(247,480)	(1,116,473)	(1,984,096)
Net increase (decrease)	391,917	(142,696)	$ 3,951,840	$ (1,086,445)
Class T Shares sold	2,270,633	2,796,838	$ 23,042,773	$ 23,706,190
Reinvestment of distributions	492,682	476,741	4,907,280	4,150,699
Shares redeemed	(3,509,131)	(4,418,691)	(35,823,854)	(37,034,387)
Net increase (decrease)	(745,816)	(1,145,112)	$ (7,873,801)	$ (9,177,498)
Class B Shares sold	545,795	565,451	$ 5,512,186	$ 4,858,849
Reinvestment of distributions	162,479	134,352	1,626,682	1,179,380
Shares redeemed	(776,735)	(879,623)	(7,908,041)	(7,521,597)
Net increase (decrease)	(68,461)	(179,820)	$ (769,173)	$ (1,483,368)
Class C Shares sold	159,721	255,248	$ 1,608,745	$ 2,187,018
Reinvestment of distributions	23,871	12,291	238,459	108,919
Shares redeemed	(110,191)	(143,693)	(1,097,592)	(1,240,277)
Net increase (decrease)	73,401	123,846	$ 749,612	$ 1,055,660
Institutional Class Shares sold	239,238	749,979	$ 2,401,641	$ 6,571,465
Reinvestment of distributions	74,587	24,724	739,637	223,316
Shares redeemed	(221,661)	(359,249)	(2,214,887)	(2,945,643)
Net increase (decrease)	92,164	415,454	$ 926,391	$ 3,849,138

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 13, 2001

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States for Institutional Class are 100%:

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMII-ANN-0201 125381
1.540212.103

(Fidelity Investment logo)(registered trademark)